Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000156058 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156058 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000156058 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000156058 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000156058 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156058 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000156058 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000156058 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000156058 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156058 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000156058 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000156058 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000156058 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000156058 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156058 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000156058 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000156058 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000156058 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156058 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000156058 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000156058 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000156058 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156058 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156058 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156058 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156058 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000156058 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000156058 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008460 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008460 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008460 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000008460 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008460 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008460 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008460 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000008460 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000008460 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008460 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008460 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008460 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000008460 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008460 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008460 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008460 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008460 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008460 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008460 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008460 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008460 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000008460 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008460 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008460 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008460 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008460 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008460 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000008460 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008463 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008463 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008463 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000008463 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008463 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008463 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008463 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000008463 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000008463 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008463 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008463 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008463 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000008463 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008463 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008463 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008463 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008463 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008463 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008463 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008463 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008463 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000008463 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008463 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008463 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008463 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008463 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008463 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000008463 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008461 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008461 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008461 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000008461 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008461 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000008461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000008461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000008461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000008461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000008461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000008461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000008461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000008461 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008461 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000008461 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008461 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000008461 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000008461 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000008461 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000008461 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000008461 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000008461 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000008461 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000008461 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000008461 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000008461 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.40%)
C000008461 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000008464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008464 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008464 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008464 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008464 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000008464 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000008464 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008464 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000008464 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008464 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008464 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008464 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000008466 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008466 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000008466 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000008466 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000008466 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000008466 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000008466 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000008466 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000008466 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000008466 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000008466 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000008466 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000074340 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074340 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074340 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000074340 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000074340 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000074340 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074340 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000074340 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000074340 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074340 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074340 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000101896 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000101896 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000101896 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000101896 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000101896 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000101896 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000101896 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000101896 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000101896 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000101896 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101896 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000101896 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000217963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000217963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000217963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000217963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000217963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000217963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000217963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000217963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000217963 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000217963 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000262332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000262332 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000262332 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000262332 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000262332 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000262332 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000262332 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000262332 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000262332 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000262332 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000262332 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000262332 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000262332 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074342 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000074342 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074342 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074342 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000074342 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074342 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074342 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000074342 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000074342 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000074342 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000074342 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074342 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074342 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000074341 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074341 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074341 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000074341 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000074341 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074341 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000074341 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000074341 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000074341 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000074341 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074341 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000074341 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008469 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008469 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008469 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008469 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000008469 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008469 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008469 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008469 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008469 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008469 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008469 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008469 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000008469 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008467 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000008467 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000008467 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000008467 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000008467 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000008467 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000008467 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000008467 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008467 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000008467 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000008467 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000008467 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000008467 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000109254 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109254 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109254 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000109254 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109254 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000109254 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109254 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000109254 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109254 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000109254 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109254 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109254 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000109254 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109255 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109255 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000109255 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109255 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000109255 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109255 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000109255 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109255 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000109255 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109255 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109255 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000109255 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109257 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109257 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000109257 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109257 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000109257 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109257 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000109257 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109257 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000109257 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109257 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109257 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000109257 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000109256 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000109256 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000109256 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000109256 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000109256 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000109256 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000109256 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109256 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000109256 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109256 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000109256 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000109256 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000117283 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117283 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000117283 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[1]
C000117283 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
C000117283 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000117283 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000117283 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[1]
C000117283 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[1]
C000117283 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[1]
C000117283 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[1]
C000117283 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[1]
C000117283 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117283 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117283 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117283 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117283 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000117283 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000117283 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000117283 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117283 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117283 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117283 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117283 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000117282 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117282 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000117282 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[2]
C000117282 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[2]
C000117282 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000117282 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[2]
C000117282 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[2]
C000117282 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[2]
C000117282 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[2]
C000117282 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[2]
C000117282 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[2]
C000117282 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117282 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117282 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117282 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117282 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000117282 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000117282 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000117282 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117282 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117282 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117282 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117282 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000117281 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117281 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000117281 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[3]
C000117281 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[3]
C000117281 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000117281 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000117281 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[3]
C000117281 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[3]
C000117281 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[3]
C000117281 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[3]
C000117281 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[3]
C000117281 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117281 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117281 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117281 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117281 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000117281 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000117281 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000117281 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117281 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117281 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117281 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117281 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000117280 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117280 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000117280 [Member] | Standard & Poor's, CC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%	[4]
C000117280 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[4]
C000117280 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000117280 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000117280 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%	[4]
C000117280 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%	[4]
C000117280 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[4]
C000117280 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%	[4]
C000117280 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%	[4]
C000117280 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000117280 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117280 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000117280 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000117280 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000117280 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000117280 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000117280 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000117280 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000117280 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117280 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000117280 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000206050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206050 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206050 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000206050 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206050 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206050 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000206050 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000206050 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206050 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000206050 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000206050 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000206050 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206050 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000206050 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206050 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000206050 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000206050 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000206050 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206050 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000206050 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000206050 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206051 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000206051 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000206051 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000206051 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000206051 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000206051 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000206051 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000206051 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000206051 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000206051 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206051 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000206051 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000206051 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000206051 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206051 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000206051 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000206051 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000206051 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000206051 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000206051 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000206051 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140622 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140622 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140622 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000140622 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000140622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000140622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000140622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000140622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000140622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140622 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000140622 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140622 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000140622 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000140622 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000140622 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140622 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000140622 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140622 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140623 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140623 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000140623 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140623 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000140623 [Member] | Short Term Investment Fund Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000140623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000140623 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000140623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000140623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000140623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000140623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000140623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140623 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000140623 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000140623 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000140623 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000140623 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000140623 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000140623 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000140623 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000140623 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227353 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227353 [Member] | Total Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227353 [Member] | Other Assets Liabilities Net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227353 [Member] | Short Term Investment Funds Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227353 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000227353 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000227353 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227353 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227353 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000227353 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227353 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227353 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000227353 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000227353 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000227353 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000227353 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000227353 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000227353 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000227353 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227353 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000227353 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000227353 [Member] | Short Term Investment Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000226979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226979 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[5]
C000226979 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[5]
C000226979 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[5]
C000226979 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[5]
C000226979 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[5]
C000226979 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[5]
C000226979 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[5]
C000226979 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[5]
C000226979 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000226979 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000226979 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226979 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000226979 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000226979 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000226979 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226979 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000226979 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226979 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226979 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226978 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[6]
C000226978 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[6]
C000226978 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[6]
C000226978 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[6]
C000226978 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[6]
C000226978 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[6]
C000226978 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[6]
C000226978 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[6]
C000226978 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000226978 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000226978 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226978 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000226978 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000226978 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000226978 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226978 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000226978 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226978 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226978 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226976 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226976 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[7]
C000226976 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000226976 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[7]
C000226976 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[7]
C000226976 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[7]
C000226976 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[7]
C000226976 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[7]
C000226976 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[7]
C000226976 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000226976 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000226976 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226976 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000226976 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000226976 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000226976 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226976 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000226976 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226976 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226976 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000226977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226977 [Member] | Total Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[8]
C000226977 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[8]
C000226977 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[8]
C000226977 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%	[8]
C000226977 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.50%	[8]
C000226977 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%	[8]
C000226977 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[8]
C000226977 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%	[8]
C000226977 [Member] | Other Assets Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000226977 [Member] | Short Term Investment Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000226977 [Member] | Sovereign Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226977 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000226977 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000226977 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000226977 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226977 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000226977 [Member] | U S Government Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226977 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226977 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%

[1]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[2]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[3]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[4]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[5]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[6]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[7]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
[8]	Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.